CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income / (loss)	$ (9,590)	$ (56,582)	$ 13,454
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation and amortization	3,177	3,371	3,299
Loss / (gain) on disposal of property and equipment	(1)	17	3
Share-based compensation	415	340	1,382
Impairment loss on investment	0	56,083	0
Unrealized foreign exchange (gain) / loss	(1,114)	2,383	1,132
Fair value change of equity investment without readily determinable fair values under the measurement alternative	0	(849)	(38,834)
Allowance for credit losses	0	83	407
Inventory write-down	0	103	880
Interest income	(71)	0	0
Reversal of unrecognized tax benefits	0	12,302	0
Deferred income tax	40	(407)	9,827
Changes in operating assets and liabilities:
Accounts receivable	61	930	(731)
Inventories	8,493	(2,366)	(2,957)
Prepaid expenses and other current assets	(423)	1,412	(2,837)
Amounts due from related parties	0	0	62
Long-term rental deposits	819	7	(511)
Other non-current assets	(592)	0	0
Accounts payable	(10,672)	2,983	6,582
Amounts due to related parties	0	0	(167)
Advance from customers	(15,240)	7,452	(8,490)
Accrued expenses and other current liabilities	4,276	32,537	15,808
Operating lease right-of-use assets	5,414	5,506	660
Operating lease liabilities	(5,707)	(4,875)	(740)
Net cash provided by / (used in) operating activities	(20,715)	35,826	(1,771)
Cash flows from investing activities
Purchase of property and equipment	(1,149)	(817)	(1,013)
Purchase of intangible assets	0	0	(56)
Interest received	71	0	0
Loans to a third party	(2,824)	0	0
Repayment of loans by a third party	2,824	0	0
Capitalized internal use software	0	0	(827)
Proceeds from disposal of property and equipment	0	138	64
Proceeds from disposal of long-term investment	0	2,730	89
Net cash (used in) / provided by investing activities	(1,078)	2,051	(1,743)
Cash flows from financing activities
Principal repayment of finance leases	(44)	(43)	(44)
Issuance of ordinary shares from treasury shares	45	0	268
Repurchase of ordinary shares	(2,296)	0	0
Payment for acquisition of non-controlling interest	0	0	(1,544)
Net cash used in financing activities	(2,295)	(43)	(1,320)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(24,088)	37,834	(4,834)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,224	(2,868)	(1,093)
Cash, cash equivalents and restricted cash at beginning of year	94,568	59,602	65,529
Cash, cash equivalents and restricted cash at end of year	71,704	94,568	59,602
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	66,425	88,575	55,942
Restricted cash	5,279	5,993	3,660
Total cash and cash equivalents and restricted cash	71,704	94,568	59,602
Supplemental cash flow information:
Income taxes paid	0	(17)	(11)
Interest expense paid	(4)	(5)	(13)
Noncash investing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 862	$ 5,498	$ 4,655